Leases (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Rent expense	$ 242	$ 411	$ 438
Anta Agreement [Member]
Statement [Line Items]
Rent expense	$ 157	$ 155	$ 110